COMBINED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED STATEMENTS OF OPERATIONS
Total revenue	$ 478	$ 445	$ 1,401	$ 1,304	$ 1,750	$ 1,613	$ 1,485
Expenses:
Operating-related expenses	105	129	375	388	516	475	448
Selling and general expenses	203	135	538	400	585	531	491
Depreciation	4	3	11	10	14	13	12
Amortization of intangibles	74	74	222	222	296	296	295
Total expenses	386	341	1,146	1,020	1,411	1,315	1,246
Operating profit	92	104	255	284	339	298	239
Other income, net						(1)	(2)
Interest expense, net	26	4	36	11	13	15	17
Income before provision for income taxes	66	100	219	273	326	284	224
Provision for taxes on income	24	29	69	79	106	76	61
Net income	$ 42	$ 71	$ 150	$ 194	$ 220	$ 208	$ 163